Report of Independent Registered Public Accounting Firm


To the Shareholders of the Funds and Board of Directors
Mutual of America Investment Corporation:

In planning and performing our audits of the financial statements of Mutual of America Investment Corporation, comprised of the funds listed in the Appendix (collectively, the Funds) as of and for the year or period ended December 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of December 31, 2018.




This report is intended solely for the information and use of management and the Board of Directors of Mutual of America Investment Corporation and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP


New York, New York
February 28, 2019

       Appendix

Existing funds
Equity Index Fund
All America Fund
Small Cap Value Fund
Small Cap Growth Fund
Mid Cap Value Fund
Mid-Cap Equity Index Fund
International Fund
Composite Fund
Retirement Income Fund
2010 Retirement Fund
2015 Retirement Fund
2020 Retirement Fund
2025 Retirement Fund
2030 Retirement Fund
2035 Retirement Fund
2040 Retirement Fund
2045 Retirement Fund
2050 Retirement Fund
2055 Retirement Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Money Market Fund
Mid-Term Bond Fund
Bond Fund
	Statement of operations for the year ended December 31, 2018 Statements of changes in net assets for each of the years in the two-year period ended December 31, 2018

Funds launched in 2018:
Small Cap Equity Index Fund
Statements of operations and changes in net assets for the period from July 2, 2018 (commencement of operations) through December 31, 2018

2060 Retirement Fund
Statements of operations and changes in net assets for the period from July 2, 2018 (commencement of operations) through December 31, 2018